Shares - Share purchase program (Details) - CAD CAD in Thousands						12 Months Ended
	Aug. 14, 2017	May 25, 2017	Mar. 28, 2017	Aug. 09, 2016	Mar. 21, 2016	Dec. 31, 2017	Dec. 31, 2016
Equity, Class of Treasury Stock [Line Items]
Shares retired during period (in shares)	1,142,762	663,400	819,395	1,075,900	1,657,514	2,625,557.000	2,733,414
Common stock | Stock purchase program
Equity, Class of Treasury Stock [Line Items]
Retired through share purchase programs (in shares)						1,460,089
Percentage of issued and outstanding common shares purchased under Purchase Program						5.00%
Increase (decrease) as a result of the retirement of shares	CAD (9,810)	CAD (5,706)	CAD (7,057)	CAD (9,237)	CAD (14,121)	CAD (22,573)	CAD (23,358)
Additional paid in capital | Stock purchase program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares	CAD 4,119	CAD 1,908	CAD 1,576	CAD 5,133	CAD 9,021	CAD 7,603	CAD 14,154